SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries, its consolidated subsidiaries or its VIEs and VIEs’ subsidiaries, of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All inter-company balances and transactions are eliminated upon consolidation. The results of subsidiaries acquired are recorded in the consolidated income statements from the effective date of acquisition, as appropriate.

For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as noncontrolling interests.

Use of estimates

(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, fair value of crypto assets, fair value related to mining machines, receivable for bitcoin collateral, impairment of long-lived assets and goodwill, the valuation of the consideration transferred and the purchase price allocation associated with business combination, valuation of share-based compensation, valuation of ordinary shares and preferred shares, the allowance for credit losses of accounts receivable and receivable for bitcoin collateral, amounts due from related parties, estimated useful life, valuation allowance of deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Business Combination

(d)	Business Combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash in bank and highly liquid investments which are unrestricted as to withdrawal and use and have original maturities of less than three months.

Crypto asset held

(f) Crypto asset held

During 2025, the Group conducted transactions involving the receipt and disbursement of crypto assets in the ordinary course of business. As of December 31, 2025, USDT represented the primary component of the Group’s crypto assets held balance. The Group adopted ASC 350-60, Intangibles — Goodwill and Other, on January 1, 2024. In accordance with ASC 350-60, crypto assets held are measured at fair value at each reporting date, with changes in fair value recognized as gains or losses from changes in the fair value of crypto assets held in the consolidated statements of comprehensive income (loss).

Short-term and long-term investment

(g) Short-term and long-term investment

Short-term investments mainly include investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825 — “Financial Instruments”, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as other income/(expense).

The Group measures long-term equity investments other than equity method investments at fair value through earnings along with Accounting Standards Update (“ASU”) 2016-01. For the investments without readily determinable fair values, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (“measurement alternative”). Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known.

Accounts receivable, net

(h) Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for credit losses.

Accounts receivable, net are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. On January 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model.

The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivables are likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

There were $188,432 and $1,607,934 provisions for credit losses as of December 31, 2024 and 2025.

receivable for bitcoin collateral, net

(i) receivable for bitcoin collateral, net

The receivable for bitcoin collateral represents the bitcoin posted as collateral to the lender who has the rights to, among other activities, lend or re-hypothecate such bitcoin at the sole discretion of the lender and for which the lender has an obligation to return to the Group at maturity of the loan. The receivable is recorded at fair value and changes in fair value are recorded as gain or loss from change in fair value of receivable for bitcoin collateral on the consolidated statements of comprehensive income (loss). The receivable for bitcoin collateral is classified as current due to that no contractual maturity is specified for the related loan, and the Group estimates the bitcoin collateral will be released within twelve months following the balance sheet date. The value and activity involving this asset are discussed in detail in Note 6. As all of the Group’s bitcoins are posted to the lender as collateral, the Group does not have any assets associated with bitcoin holdings as of December 31, 2025.

At commencement and throughout the term of the arrangement, the Group considers and accounts for the credit risk associated with the bitcoin receivable collateral in accordance with the principles outlined in ASC 326. The receivable for bitcoin collateral is presented net of any allowance for credit losses. No such allowance was recognized this year.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Property and equipment, net

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Mining machine	1~3 years
Electronic equipment	3-5 years
Furniture	3-5 years
Vehicles or canteen equipment	4-5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operation.

Intangible assets

(k) Intangible assets

Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
League tournaments rights	Indefinite
Brand names	Indefinite/5 years
Customer relationships	6 years
Agency contract rights	2-5 years
Talent acquisition costs	1-5 years
Game copyright	3 years
Software	2.5-3 years

The estimated useful lives of intangible assets with definite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

Intangible assets that have indefinite useful lives included the league tournaments rights and brand name of Ninjas in Pyjamas and Wuhan ESVF, and brand name of Young Will as of December 31, 2024, and the league tournaments rights and brand name of Ninjas in Pyjamas, Wuhan ESVF as of December 31, 2025. The Group expects that the league tournaments rights and brand name of Ninjas in Pyjamas, Wuhan ESVF are unlikely to be terminated based on industry experience and will continue to contribute revenue in the future. Therefore, the Group considers the useful life of such intangible assets to be indefinite.

For the year ended December 31, 2025, the Group recorded aggregate impairment charges of $64.4 million in relation to its intangible assets. Such impairments were recognized as a result of management’s impairment review, which identified underperformance of Ninjas in Pyjamas’s underlying business operations and a reduction in the recoverable amount of the relevant reporting unit when compared with the key valuation assumptions adopted at the original acquisition date. In accordance with disclosure requirements under ASC 350-20-50 and ASC 350-30-50, the fair value of intangible assets for impairment testing was measured utilizing discounted cash flow (“DCF”) driven valuation techniques. Specifically, the relief-from-royalty method was adopted to measure the fair value of the brand name, while the multi-excess earnings method was applied in valuing league tournament seats. Critical significant judgment and key assumptions incorporated in the DCF valuation model include a weighted average cost of capital (WACC) of 12% and a long-term terminal growth rate of 2%. Management updated future cash flow projections to incorporate current market dynamics, updated operational trends and the deteriorated financial outlook of the underlying business as of the reporting date.

The Group capitalizes costs associated with the acquisition of certain members of talent and online entertainers and amortizes these costs straight-line over their estimated useful lives, which reflect the contractual term of the associated talent agreement. The fair value of brand name of Hongli Culture is amortized on a straight-line basis over its estimated useful life.

Definite-lived intangible assets are carried at cost less accumulated amortization and impairment if any.

The Definite-lived intangible assets are amortized over their estimated useful lives, which is the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Definite- lived intangible assets may be impaired when the estimated discounted future cash flows generated from the assets are less than their carrying amounts. No impairment of definite-lived intangible assets was recognized for the years ended December 31, 2023, 2024 and 2025.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

The Group evaluates indefinite-lived intangible assets as at each reporting period to determine whether events and circumstances continue to support indefinite useful lives. The value of indefinite-lived intangible assets is not amortized, but tested for impairment annually or whenever events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. The Group first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant inputs used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Group determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Group calculates the fair value of the intangible asset and performs the quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. In consideration of the growing esports industry in China, the Group’s improving financial performance, the stable macroeconomic conditions in China and the Group’s future plans, the Group determined that it is not likely that the league tournaments rights and brand name were impaired as of December 31, 2024. Otherwise, there were impairment indicators for the league tournaments rights and brand name of Ninjas in Pyjamas as of December 31, 2025 considering its unsatisfactory financial performance. As such, the impairment amount of indefinite-lived intangible assets recognized for the years ended December 31, 2024, and December 31, 2025 were nil and $64,406,302 respectively.

Goodwill

(l) Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition by an entity that are not individually identified and separately recognized. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired. The Group performed impairment analysis on goodwill as of December 31 every year either beginning with a qualitative assessment, or starting with the quantitative assessment instead. The quantitative goodwill impairment test compares the fair value of each reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group’s analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill. The Group determined that it is not likely that the goodwill was impaired as of December 31, 2024. Otherwise, there were impairment indicators for the goodwill of Ninjas in Pyjamas as of December 31, 2025 considering its unsatisfactory financial performance. As such, the impairment amount of goodwill recognized for the years ended December 31, 2024, and December 31, 2025 were nil and $122,519,218 respectively.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Group reviews for the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group measures the carrying amount of the asset against the estimated discounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized for the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group did not record any impairment charge for the years ended December 31, 2023, 2024 and 2025.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Fair value measurement

(n) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

● Level 1—Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

● Level 2—Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

● Level 3—Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets, accounts payable, short-term borrowings, long term borrowings, current portion, amounts due to related parties, payable related to league tournaments rights, current, other long-term liability and accrued expenses and other current liabilities. The short-term investment is valued based on broker quotes. The receivable for bitcoin collateral and other digital assets denominated assets and liabilities are carried at fair value based on the primary market (e.g., Binance) price of the underlying bitcoins.

Short-term investments

As of December 31, 2025, the Group’s short-term investments consisted of private fund products (see Note (4)), and the variable returns indexed to the performance of underlying assets. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. And the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as other income/(expense).

Contingent consideration payables

The Group’s estimated liability for contingent consideration payables for acquisitions measured at fair value (see Note (3)). The contingent consideration payables are included in other current liabilities on the consolidated balance sheets. The Group estimated the fair value of contingent consideration payables using a discounted expected cash flow method with unobservable inputs of probabilities of successful achievements of certain specified conditions post- acquisition, and accordingly the Group classifies the valuation techniques that use these inputs as Level 3. For the year ended December 31, 2024, the Group recognized a gain of $394,401 of fair value changes for the contingent consideration payables and recorded in fair value change of financial instruments in the statement of operations and comprehensive loss. For the year ended December 31, 2025, there was no balance amount of this account with the disposal of Young Will.

The Group’s non-financial assets, such as property and equipment, intangible asset, would be measured at fair value only if they were determined to be impaired.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Revenue recognition

(o) Revenue recognition

The Group recognizes revenue under Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Company satisfies a performance obligation

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) and surcharges.

	For the years ended December 31,
	2023	2024	2025
Tournament participation of esports	$7,699,506	$8,549,677	$6,397,578
Player transfer and rental fee	849,768	1,036,416	2,101,544
Sales of branded merchandise	184,337	113,536	1,000,059
Talent management service of esports	1,115,057	544,639	848,418
Sponsorships and advertising	8,147,298	3,860,800	847,073
Others	3,668,655	620,435	623,425
Subtotal of Esports teams operation	21,664,621	14,725,503	11,818,097
Event production	9,409,795	23,285,775	31,922,001
Talent management service of third-party online entertainers	52,650,550	47,307,158	62,825,921
Bitcoin mining	-	-	20,064,258
Total revenue	83,724,966	85,318,436	126,630,277
Less: surcharge tax	56,525	52,130	103,731
Net revenue	$83,668,441	$85,266,306	$126,526,546

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(o) Revenue recognition - continued

The following table summarizes disaggregated revenue from contracts with customers by service type and by segment:

	For the years ended December 31,
	2023	2024	2025
PRC and other subsidiaries
Talent management service of third-party online entertainers	$52,650,550	$47,307,158	$62,825,921
Event production	9,409,795	23,285,775	31,922,001
Tournament participation of esports	5,457,029	6,120,350	4,723,662
Player transfer and rental fee	389,881	832,124	1,982,072
Sales of branded merchandise	143,260	70,053	971,380
Talent management service of esports	1,115,057	544,639	848,418
Sponsorships and advertising	5,638,612	3,093,051	113,404
Others	431,479	470,444	352,858
Subtotal	$75,235,663	$81,723,594	$103,739,716

Ninjas in Pyjamas
Tournament participation of esports	2,242,477	2,429,327	1,673,916
Sponsorships and advertising	2,508,686	767,749	733,669
Player transfer and rental fee	459,887	204,292	119,472
Others	3,237,176	149,991	270,567
Sales of branded merchandise	41,077	43,483	28,679
Subtotal	$8,489,303	$3,594,842	$2,826,303

Bitcoin mining	-	-	20,064,258
Total revenues	$83,724,966	$85,318,436	$126,630,277

	For the years ended December 31,
	2023	2024	2025
Timing of revenue recognition
At a point in time	990,626	2,977,125	5,466,113
Over time	82,734,340	82,341,311	121,164,164
Total revenue	$83,724,966	$85,318,436	$126,630,277

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(o) Revenue recognition - continued

Esports teams operation

Tournament participation of esports

The Group enters into contracts with esports event organizer, to have players participate in esports tournament such as Honor of Kings Pro League (“KPL”), League of Legends Pro League (“LPL”), Counter-Strike: Global Offensive (“CS: GO”) and Rainbow Six, etc.

The Group’s promises mainly consist of a) providing coaching, training and monitoring for esports players; b) selecting or arranging and monitoring the esports players to participate in tournaments and to participate in market events to promote the league and tournament. All the promises are not separately identifiable and are related to operate and participate in the overall esports event. All the promises are accounted for as a single performance obligation.

Although the final contract consideration is unpredictable, league operators usually promise a fixed consideration, also known as Minimum Guarantee promised in the agreement only for PRC and other subsidiaries. For ESVF teams, a fixed amount of RMB3 million (only for League of Legends) is promised. Thus, the transaction price consideration consists of fixed consideration plus variable consideration, the variable consideration is mainly determined by two factors, one is the amount of prize pool collected by esports event organizer during each competition season and proportion agreed in the contract, the other is based on the ranking of the Group in each competition season. No amount of variable consideration should be included in the transaction price, since it is not probable that a significant reversal of cumulative revenue recognized will not occur resulting from a change in estimate of the consideration the Group will receive upon finalized prize pool and its ranking. The Group will recognize the revenue of the prize money at each reporting date when the uncertainty is resolved.

Esports event organizer could simultaneously receive and consume the benefits provided by the Group in the contract period, thus, the Group satisfies the performance obligation to esports event organizer over the contract period. Furthermore, the main cost to operate an esports team is the salary of players, hence, the Group uses input method to measure progress, and recognizes revenue on a straight-line basis during the tournament period.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(o) Revenue recognition - continued

Player transfer and rental fee

The Group enters into contracts with customer, mainly other esports team, to transfer or lease the players right owned by the Group. Player transfer and rental fee is a fixed amount as stated in the contract. The Group recognizes player transfer revenue at a point in time from transfer fees upon satisfaction of the performance obligation, which coincides with the time that the esports player is registered on the league transfer registration platform. The Group uses output method to measure progress, and recognizes player rental revenue on a straight-line basis over the contract period when the performance obligation is satisfied.

Sponsorships and advertising

The Group offers advertisers or companies which like to be promoted a full range of promotional services, including but not limited to livestream announcements, content generation, social media posts, esports players to participate in the recording of advertising videos as customer spokesmen. In most of the cases, the sponsorship agreements may include multiple services that are capable of being individually distinct, however the intended benefit is an association with the Group’s brand and the services are not distinct within the context of the contracts. Customers could simultaneously receive and consume the benefits provided by the Group in the contract period, thus, the Group satisfies the performance obligation to the customers over the contract period. The Group uses input method to measure progress, since what the major inputs is the labor cost and expended evenly throughout the performance period. Thus, the Company recognizes revenue on a straight-line basis, revenues from sponsorship agreements are recognized rateably over the contract term. The contract payment is not subject to any variable consideration or subsequent adjustment. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the agreements generally do not include a significant financing component.

Others

The Group provides other service including IP licensing service (The Group enters contract with customer, and grants the customer a right-to-access license of the Group’s intellectual property in selling game props, skins, stickers and player cards) and Reality show service (The Group provides service to the reality show hosted by customer in exchange for a fixed transaction price. The service includes seeking and engaging suitable guests to participate in the reality show, and providing planning and execution services for the reality show). The Company recognizes revenue on a straight-line basis, revenues are recognized rateably over the contract term.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(o) Revenue recognition - continued

The Group acts as the principal in providing the service to customers and recognizes revenue on gross basis because the Group acts as the main obligor in the arrangement and has the discretion to set up the contract price with customers.

Sales of branded merchandise

The Group also sells branded merchandise such as mouse, keyboard, hoodie etc. at official online store. The transaction price is fixed. The Group recognizes revenues from sales of branded merchandise at a point of time when the merchandise is delivered to the customer in sound condition.

Event production

Event production

The Group provides customized esports or other event production upon requests from its customers in exchange for a fixed transaction price stated on the contract with no variable consideration generally. The services generally entail design, logistics, layout of events, and coordination and supervision of the actual event set-up and implementation. These services are not distinct within the context of the contracts and are considered as a single performance obligation.

The Group satisfies the performance obligation to customers over the contract period as the service rendered and recognizes the revenue over the contract period using the output method, which is based on the development milestones periodically confirmed by customers. The service consideration is reconciled and settled based on the development milestones periodically confirmed by customers. The contract payment is not subject to any variable consideration or subsequent adjustment, and the Group has determined the agreements generally do not include a significant financing component.

The Group regards itself as a principal and recognizes revenue on a gross basis as it controls the services based on i) the Group is the primary obligator in the service contract with the customers, including The Group are in charge of negotiating the specific requirements of each contract with customers, and organizing matches, tournaments and other events for a variety of game titles, musical festivals and other activities; ii) the inventory risk to bear the consequence of any breach of contract caused by the Group; and iii) the Group negotiates the contract price with customers independently and the Group has a strong bargaining power with suppliers.

Talent management service

There are three types of talent management service. One type is provided by esports players which is recorded in talent management service of esports, one type is provided by third-party online entertainers which is recorded in talent management service of third-party online entertainers, and the other type is online advertising and promotion service provided by the group.

Provided by esports players-live stream service

The Group cooperates with online platform operator, to arrange its owned esports players to provide live streaming of esports games on an online platform. Through this means, online platform operator attracts more audience to their platform and pays service fee to the Group accordingly.

Provided by third-party online entertainer-live stream service

The Group establishes a live streaming talent agency, seeks and engages third party online entertainers to register as members of the talent agency. The Group provides training to these online entertainers, and recommends them to provide live streaming on the online platforms. Online platform operator enters tripartite business contract with the Group and the online entertainer. The Group provides talent management service to online platform operator inclusive of the recommendation of online entertainers to deliver live stream, management of online entertainers, training of online entertainers and monitoring of live stream content, etc. The Group charges service fee from online platform operator. The Group pays the online entertainers according to the supplier contract signed with him/her.

For both types of talent management service of live-stream service, the Group regards itself as a principal and recognizes revenue on a gross basis as it controls the services based on i) the primary responsibility for the integrated talent management service in the aspect of establishing the talent agency where the online entertainers register, reserving the right to recommend online entertainers, designate third-party online entertainers’ live content and duration, the provision of management and training of online entertainers; ii) the inventory risk to bear the consequence of any breach of contract caused by the Group as well as online entertainers; and iii) discretion in setting up the price, rather than accepting a fixed percentage of transaction amount imposed by the online platforms and third party online entertainers.

The consideration of live stream service is variable that determined by the agreed online entertainers’ popularity ranking, and virtual gifts rewarded from the audience. The variable bonus shall be paid by online platform operators after the ranking agreed in the contract is reached. The variable amount related to virtual currencies shall be confirmed by online platform operators at the end of each month, and paid by next month. For talent management service provided by esports players, the variable service fee also depends on the rank of esports team on tournament.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(o) Revenue recognition - continued

The Group provides live stream services to online platform operators, the service including a) recommending its live streaming talent agency online entertainers to provide live stream on platform; b) providing live stream management service to online entertainers, including training online entertainers and monitoring the live stream content. Online platform operators could not benefit from these services separately, these services are not distinct and combined as a performance obligation. The Group satisfies the performance obligation to customer over the contract period and recognizes revenue when the variable consideration is expected to be entitled and a significant future reversal of cumulative revenue under the contract will not occur, that is the date on which the Group and customer agrees the service fee monthly. Therefore, the service consideration is reconciled and settled on a monthly basis.

Provided by third-party online entertainer- short-form videos production and releasing service

Apart from the live stream service on the online platforms, the Group seeks for cooperation opportunities with customers such as advertising agents and brand public relationships. Such customers place purchase orders of advertising and promotion in online platform, then the Group carries out content creation and arranges talents to shoot short-form videos implanted advertising and promotion contents. After video releasing, the service fee will be paid to the Group via online platform after deducting a small portion of services fee charged by online platform. The Group pays the talents according to the supplier contracts signed with him/her. The revenue stream to which the above revenue recognition policy relates was discontinued in July 2025; accordingly, such policy is no longer applied by the Group.

The Group provides short-form videos releasing service in online platform operators to customers, the service mainly including a) producing creative and attractive short-form videos implanted advertising and promotion contents, and releasing the short-form videos in required timepoint and talent account; b) retaining the released videos in platform for a certain period. The Group determines that retaining the released videos in platform for a certain period is immaterial and does not account for it as a separate performance obligation considering such obligation is minimal in the total value of the goods and services in the contract and not important for the customers. The Group charged service fee from customers in online platform operator case by case. The service fee was fixed price on the purchase order which the customers placed in online platform operator. After the Group releasing the short-form videos in online platform, the customers will check and give acceptance to the videos. Once the acceptance is issued by the customers, the payment has been successfully completed to the Group’s agent account in the online platform automatically, and there is no recourse from neither the Group nor the customers. The Group satisfies the performance obligation to customer once the customer gave acceptance to the video, and recognizes revenue when the short-form videos have been accepted by the customers in the online platform. The consideration will be paid to the account of the Group in platform immediately once customers providing acceptance.

The Group regards itself as a principal and recognizes revenue on a gross basis as it controls the services based on i) the Group is the primary obligator in the service contract with the customers, including designating the talents to act in the short-form videos designed by the internal professional team, to provide service to customers in the online platforms.; ii) the inventory risk to bear the consequence of any breach of contract caused by the Group as well as talents; and iii) discretion in setting up the price, rather than accepting a fixed percentage of transaction amount imposed by the online platforms and talents.

Talent management service of online advertising and promotion service

At the end of 2024, the Group launched online advertising and promotion service. It primarily concentrates on online promotion activities. It leverages the accounts of online talents, influencers, and content creators to carry out promotional campaigns. These activities are mainly conducted in digital spaces such as social media platforms, live-streaming channels, and short-video apps, aiming to reach target audiences through personalized and interactive online content. According to the contract, the Group deliver comprehensive, integrated promotion and operation services on internet-based paid advertising platforms.

The Group provides comprehensive end-to-end online promotion and operation services on internet paid advertising platforms, including platform selection, account management, content and strategy formulation, and performance tracking. The Group identifies a single performance obligation, which is to provide integrated online advertising and promotion services. As the performance obligation is satisfied over time as services are delivered, the Group recognizes revenue progressively throughout the service period.

In determining whether the Group acts as a principal and recognizes revenue on a gross basis, the Group assesses indicators including control over services before transfer to customers, exposure to inventory risk related to advertising traffic, and discretion in establishing transaction prices. The Group controls the overall provision of services, including platform selection, account management, budget allocation, content creation, campaign execution, and performance reporting, with its cooperation partner only providing limited support for account opening and traffic recharging. The Group bears traffic inventory risk through prepayments to media platforms and temporary funding of campaigns. The Group also retains independent pricing authority through direct customer contracts and the provision of integrated marketing solutions. Based on these factors, the Group has concluded that it acts as a principal and recognizes revenue from online advertising and promotion services on a gross basis.

For all the revenue streams, the contract payment is not subject to any refund, cancellation or termination provision. No significant financing component, noncash payment identified in the arrangements with customers.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Bitcoin Mining

The Group enters into a contract with a mining pool operator to provide hash calculation services to the mining pool operator using the Group’s own mining machines or purchased hash rate. The Group considers the mining pool operator the customer under this type of arrangement and can decide when to start providing services. The Group’s enforceable right to consideration begins when, and continues as long as, the Group provides hash calculation services to the mining pool operator. Each party to the contract has the unilateral right to terminate the contract at any time without any compensation to the other party for such a termination. As such, the duration of a contract is less than a day and the contract continuously renew throughout the day. The implied renewal option is not a material right because there are no upfront or incremental fees in the initial contract and the terms, conditions, and compensation amount for the renewal options are at the then market rates.

In exchange for providing hash calculation service to the mining pool operators, the Group is entitled to non-cash compensation, cryptocurrency, from the mining pool operator, which is a variable consideration based on the mining pool operator’s distribution mechanism, which is Full-Pay-Per-Share (“FPPS”). Under the FPPS distribution mechanism, the mining pool pays block rewards and transaction fees, less mining pool fees. The Group is entitled to non-cash consideration even if a block is not successfully validated by the mining pool operator. For the applicable period presented, the Group participated in Bitcoin mining to generate its mining revenues under the FPPS distribution mechanism.

FPPS Mining Pool

The Group participates in the mining pool that uses the FPPS distribution mechanism. The Group is entitled to compensation once it begins to perform hash calculations for the mining pool operator in accordance with the operator’s specifications over a 24-hour period beginning mid-night UTC and ending at 23:59:59 UTC on a daily basis. The non-cash consideration that the Group is entitled to for providing hash calculations to the mining pool operator under the FPPS payment mechanism is made up of block rewards and transaction fees less pool operator fees determined as follows:

●	The non-cash consideration referred as the block reward is based on the total blocks expected to be generated on the bitcoin network for the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: the daily hash calculations that the Group provides to the pool operator as a percent of the bitcoin network’s implied hash calculations as determined by the network difficulty, multiplied by the total bitcoin network block rewards expected to be generated for the same daily period.

●	The non-cash consideration referred as the transaction fees is based on the share of total actual fees paid by the transaction requestor to each block placed in the bitcoin blockchain over the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: total actual transaction fees generated on the bitcoin network during the daily 24-hour period as a percent of the total block rewards the bitcoin network actually generated during the same 24-hour period, multiplied by the block rewards the Group earned for the same 24-hour period.

●	The gross non-cash compensation, consisting of the block reward and transaction fees, earned by the Group is reduced by the mining pool fees charged by the operator for operating the pool based on a rate schedule per the mining pool contract. The mining pool fee is only incurred to the extent the Group performs hash calculations and generates revenue in accordance with the pool operator’s payout formula during the same daily period as discussed above.

The above non-cash consideration is variable since the amount of block reward earned depends on the amount of hash calculations the Group provides; the amount of transaction fees depends on the total actual fees paid by the transaction requestor to each block placed in the Bitcoin Blockchain under FPPS and the operator fees for the same period are variable since it is determined based on the total block rewards and transaction fees in accordance with the pool operator’s agreement.

While the non-cash consideration is variable, the Group has the ability to estimate the variable consideration when the Group begins to provide hash calculation service with reasonable certainty without the risk of significant revenue reversal. The Group recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator and measures the non-cash consideration based on the spot rate of the underlying cryptocurrency determined using the quoted price of such cryptocurrency at midnight UTC, on the date the Group provides the hash calculation service.

Although the non-cash consideration the mining pool operators receive from the blockchain networks includes both the block rewards and the transaction fees, the transaction price the Group receives is an aggregate amount and primarily includes the block rewards. As a result, the Group does not present disaggregated revenue information on block rewards and transaction fees.

There is no significant financing component in these transactions, due to the performance obligations and settlement of the transactions being on a daily basis.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Contract Balances

The Group applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in cost of revenues.

Payment terms are established on the Group’s pre-established credit requirements based upon an evaluation of customers’ credit.

Deferred revenue, which representing a contract liability, represents mostly unrecognized revenue amount received from customers. The balance of deferred revenue is recognized as revenue upon the completion of performance obligations. The Group’s deferred revenue amounted to $1,038,307 and $1,609,908 as of December 31, 2024 and 2025, respectively. Revenue recognized in the period that was included in the beginning of the period contract liability balance were $758,410, $664,169 and $266,769 for the years ended December 31, 2023, 2024 and 2025, respectively.

Contract cost accounted in the account of prepaid expenses and other current assets, represented the incurred cost associated with event production whose revenues have not been recognized yet. The Group’s contract cost amounted to $372,309 and $153,533 as of December 31, 2024 and 2025, respectively.

Other than accounts receivable, deferred revenue and contract cost, the Group had no other material contract assets, contract liabilities recorded on its consolidated balance sheets as of December 31, 2024 and 2025.

Transaction price allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2024, the aggregate amount of the transaction price allocated to the remaining performance obligation is $668,932, and the Group will recognize this revenue related to sponsorships and advertising over the remaining contract periods over 0.5 to 2.4 years. As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligation over the remaining contract periods over more than one year is $826,135, and the Group will recognize this revenue related to sponsorships, advertising and game publishing over the remaining contract periods over 0.8 to 1.5 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less. These performance obligations are related to the revenue of sponsorships and advertising, event production and game publishing.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Value added tax (“VAT”)

(p) Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The PRC VAT rate is 6% or 1% for taxpayers providing services and 13% for product sales for the years ended December 31, 2023, 2024 and 2025. For revenue generated from services, the VAT rate is 6% for the entities that qualified as general tax payers, which are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The VAT rate is 1% for the entities that qualified as small-scale taxpayers, which are not allowed to offset qualified input VAT paid to suppliers against their output VAT.

The standard VAT rate is 25% in Sweden, applicable to all the goods and services provided in Sweden for the years ended December 31, 2024 and 2025. Entities with a Swedish VAT number are allowed to offset qualified input VAT, paid to suppliers against their output VAT.

Cost of revenues

(q) Cost of revenues

Cost of revenues consists primarily of hosting fee and maintenance fee of Bitcoin mining, salaries and bonus of esports player, talent management service fee paid to online entertainers, the cost of venue set-up and service fee paid to other parties for event production, depreciation of long-lived assets and amortization of intangible asset related to esports, talent management service and Bitcoin mining, cost of merchandise sold, as well as related costs that are directly attributable to the Group’s principal operations.

Selling and marketing expenses	(r) Selling and marketing expenses Selling and marketing expenses mainly consist of (i) staff cost, (ii) advertising costs and market promotion expenses.
General and administrative expenses

(s) General and administrative expenses

General and administrative expenses mainly consist of (i) professional service fees; (ii) staff cost, rental and depreciation related to general and administrative personnel, (iii) share-based compensation and (iv) other corporate expenses.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Share-based compensation

(t) Share-based compensation

The Group periodically grants share-based awards to the Group’s eligible employees, which are subject to service conditions.

Share-based awards are measured at the grant date fair value of the equity instrument issued and are recognized as general and administrative expense with graded-vesting schedules over the requisite service period for each separately vesting portion (or tranche) of the award. The Group elects to recognize the effect of forfeitures in general and administrative expense when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized general and administrative expense relating to those awards is reversed.

Employee defined contribution plan

(u) Employee defined contribution plan

According to the regulations of the PRC, full-time eligible employees of the Group in the PRC are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group has no further commitments beyond its required contribution.

Income taxes

(v) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operation for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Non-controlling Interest

(w) Non-controlling Interest

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of operations.

Foreign currency transactions and translations

(x) Foreign currency transactions and translations

The functional currency of the Group’s PRC subsidiaries is RMB, which is the local currency used by the subsidiaries to determine financial position and operation result.

The functional currency of Ninjas in Pyjamas is SEK, which is the local currency used by the subsidiary to determine financial position and operation result.

The Group’s financial statements are reported using U.S. Dollars (“$”). The results of operations and the consolidated statements of cash flows denominated in functional currency is translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in functional currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in equity (deficit). Gains or losses from foreign currency transactions are included in the results of operations.

The value of RMB and SEK against $ and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions of the PRC and Sweden. Any significant revaluation of RMB and SEK may materially affect the Group’s financial condition in terms of $ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
	2024	2025
Balance sheet items, except for equity accounts
RMB against $	7.2993	6.9931
SEK against $	11.0676	9.2227

	For the Years Ended December 31,
	2024	2025
Items in the statements of operation and comprehensive loss, and statements of cash flows
RMB against $	7.1957	7.1875
SEK against $	10.5747	9.8058

No representation is made that the RMB amounts and SEK amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(x) Foreign currency transactions and translations - continued

For RMB against U.S. dollar, there was appreciation of approximately 4.2% during the year ended December 31, 2025. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

For SEK against U.S. dollar, there was appreciation of approximately 16.7% during the year ended December 31, 2025. It is difficult to predict how market forces or European Union or U.S. government policy may impact the exchange rate between the SEK and the U.S. dollar in the future.

To the extent that the Group needs to convert U.S. dollar into RMB and SEK for capital expenditures and working capital and other business purposes, appreciation of RMB and SEK against the U.S. dollar would have an adverse effect on the RMB and SEK amount of the Group would receive from the conversion. Conversely, if the Group decides to convert RMB and SEK into U.S. dollar for the purpose of making payments for working capital, dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB and SEK would have a negative effect on the U.S. dollar amount available to the Group. In addition, a significant depreciation of the RMB and SEK against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Group’s earnings or losses.

Currency convertibility risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents denominated in RMB that are subject to such government controls. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the Chinese mainland must be processed through the PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Foreign currency exchange rate risk

The RMB and SEK has fluctuated against the US$, at times significantly and unpredictably during the reporting periods. The depreciation of the RMB against the US$ was approximately 2.8% for the years ended December 31, 2024 and the appreciation of the RMB against the US$ was approximately 0.1% for the years ended December 31, 2025, respectively. The depreciation of the SEK against the US$ was approximately 10.1% for the years ended December 31, 2024 and the appreciation of the SEK against the US$ was approximately 7.3% for the years ended December 31, 2025. It is difficult to predict how market forces or the PRC, Swedish or U.S. government policy may impact the exchange rate between the RMB, SEK and the US$ in the future.

Loss per share

(y) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Class A ordinary share and Class B ordinary share have the same rights in dividend. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Segment reporting

(z) Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision makers, CEOs, reviews segment results when making decisions about allocating resources and assessing performance of the Group.

As a result of the assessment made by CODM, the Group has three operating segments: Bitcoin mining business which operated mainly in US, Ninjas in Pyjamas, and entities registered in PRC, Hong Kong and Cayman Island, which operates in PRC (“PRC and other entities”). The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s reportable segments are business units that operate in different countries. Ninjas in Pyjamas, mainly operates in Sweden, and Bitcoin mining business, mainly operates in US, which are subject to different regulatory environment than other entities which operate in the PRC.

Operating lease

(aa) Operating lease

On January 1, 2022, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842), using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Group has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before January 1, 2022. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Group’s leases is not readily determinable, the Group utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Group’s lease agreements contained renewal options; however, the Group did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Group was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

Recent accounting pronouncements

(ab) Recent accounting pronouncements

New Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 simplifies credit loss calculations and permits the election of a practical expedient to assume that conditions as of the balance sheet date do not change for the remaining life of the asset when estimating credit losses on current accounts receivable and current contract assets under ASC 606, Revenue from Contracts with Customers. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025. Early adoption is permitted. The Group is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 updates the accounting for costs related to the development of internal-use software to reflect the evolution of software development from a sequential to an agile development method by removing references to project stages in the existing guidance and requiring capitalization of software costs when management has authorized and committed to funding a software project and it is probable that the project will be completed and the software will be used as intended. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027. Early adoption is permitted as of the beginning of a fiscal year. The Group is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. ASU 2025-11 is effective for public business entities for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. For entities other than public business entities, this amendment is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(ab) Recent accounting pronouncements - continued

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.